SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Balance Sheet) (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
ASSETS
Prepaid expenses and other assets	$ 786	$ 373		$ 689
Total assets	16,610	16,908	[1]	24,627	[1]
LIABILITIES AND STOCKHOLDERS' EQUITY
Total liabilities	16,320	16,815	[1]	22,739	[1]
Stockholder's equity:
Preferred Stock	0	0		0
Common Stock	2	2		1
Additional paid-in capital	3,049	3,047		3,024
Accumulated deficit	(2,491)	(2,681)		(967)
Accumulated other comprehensive income (loss)	(195)	(212)		(189)
Treasury stock	(100)	(100)		(100)
Stockholder's equity (deficit) attributable to Hertz	265	56		1,769
Total liabilities and stockholder's equity (deficit)	$ 16,610	$ 16,908		$ 24,627
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares issued	158,235,410	158,235,410		144,153,444
Common stock, shares outstanding	156,206,478	156,206,478		142,124,512
Treasury stock, shares	2,028,932	2,028,932		2,028,932
Hertz Global Holdings
ASSETS
Restricted cash and restricted cash equivalents		$ 28		$ 0
Prepaid expenses and other assets		1		0
Investments in subsidiaries, net		0		1,765
Deferred income taxes, net		5		4
Due from Hertz Holdings		65		0
Total assets		99		1,769
LIABILITIES AND STOCKHOLDERS' EQUITY
Due to affiliates		1		0
Investments In Subsidiaries, Net		42		0
Total liabilities		43		0
Stockholder's equity:
Preferred Stock		0		0
Common Stock		2		1
Additional paid-in capital		3,047		3,024
Accumulated deficit		(2,681)		(967)
Accumulated other comprehensive income (loss)		(212)		(189)
Equity before treasury stock		156		1,869
Treasury stock		(100)		(100)
Stockholder's equity (deficit) attributable to Hertz		56		1,769
Total liabilities and stockholder's equity (deficit)		$ 99		$ 1,769
Preferred stock, par value (in dollars per share)		$ 0.01		$ 0.01
Preferred stock, shares issued		0		0
Preferred stock, shares outstanding		0		0
Common stock, par value (in dollars per share)		$ 0.01		$ 0.01
Common stock, shares issued		158,235,410		144,153,444
Common stock, shares outstanding		156,206,478		142,124,512
Treasury stock, shares		2,028,932		2,028,932

[1]	Hertz Global Holdings, Inc.'s consolidated total assets as of December 31, 2020 and December 31, 2019 include total assets of VIEs of $511 million and $1.3 billion, respectively, which can only be used to settle obligations of the VIEs. Hertz Global Holdings, Inc.'s consolidated total liabilities as of December 31, 2020 and December 31, 2019 include total liabilities of VIEs of $475 million and $1.1 billion, respectively, for which the creditors of the VIEs have no recourse to Hertz Global Holdings, Inc. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 16, "Related Party Transactions," for further information.